Financial Instruments (Schedule Of Estimated Fair Value Of Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Loans receivable, Carrying amount	¥ 287,790	¥ 268,985
Loans receivable, Fair value	288,103	270,047
Long-term debt including current portion, Carrying amount	3,850,382	4,022,980
Long-term debt including current portion, Fair value	¥ 3,953,632	¥ 4,165,577